Note 5 - Property and Equipment (Details) - USD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Cost, beginning balance	$ 8,065,596	$ 8,041,498
Additions	3,875	24,098
Dispostion	(91,769)
Cost, ending balance	7,977,702	8,065,596
Accumulated amortization, beginning balance	5,792,190	5,285,505
Depreciation	415,375	506,685
Accumulated amortization, ending balance	6,207,565	5,792,190
Net book value	1,770,137	2,273,406
Computer Equipment
Cost, beginning balance	631,334	627,544
Additions	0	3,790
Dispostion	0
Cost, ending balance	631,334	631,334
Accumulated amortization, beginning balance	496,138	438,534
Depreciation	40,559	57,604
Accumulated amortization, ending balance	536,697	496,138
Net book value	94,637	135,196
Computer Software
Cost, beginning balance	156,059	156,059
Additions	0	0
Dispostion	0
Cost, ending balance	156,059	156,059
Accumulated amortization, beginning balance	149,826	143,593
Depreciation	3,116	6,233
Accumulated amortization, ending balance	152,942	149,826
Net book value	3,117	6,233
Furniture and Fixtures
Cost, beginning balance	172,498	172,498
Additions	0	0
Dispostion	0
Cost, ending balance	172,498	172,498
Accumulated amortization, beginning balance	138,893	130,491
Depreciation	6,721	8,402
Accumulated amortization, ending balance	145,614	138,893
Net book value	26,884	33,605
Laboratory Equipment
Cost, beginning balance	5,664,253	5,643,945
Additions	3,875	20,308
Dispostion	(91,769)
Cost, ending balance	5,576,359	5,664,253
Accumulated amortization, beginning balance	3,648,717	3,297,106
Depreciation	282,143	351,611
Accumulated amortization, ending balance	3,930,860	3,648,717
Net book value	1,645,499	2,015,536
Leasehold Improvements
Cost, beginning balance	1,441,452	1,441,452
Additions	0	0
Dispostion	0
Cost, ending balance	1,441,452	1,441,452
Accumulated amortization, beginning balance	1,358,616	1,275,781
Depreciation	82,836	82,835
Accumulated amortization, ending balance	1,441,452	1,358,616
Net book value	$ 0	$ 82,836